FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
921,016	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$921,016
	(Cost $921,016)
	Total Investments — 0.4%	921,016
	(Cost $921,016)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.2%
	Call Options Purchased — 111.1%
4,482	SPDR® S&P 500® ETF Trust	$270,062,910	$4.84	01/17/25	267,454,162
	(Cost $218,070,027)
	Put Options Purchased — 0.1%
4,482	SPDR® S&P 500® ETF Trust	270,062,910	482.45	01/17/25	230,913
	(Cost $9,998,610)
	Total Purchased Options				267,685,075
	(Cost $228,068,637)
WRITTEN OPTIONS — (11.5)%
	Call Options Written — (11.5)%
(4,482)	SPDR® S&P 500® ETF Trust	(270,062,910)	544.92	01/17/25	(27,625,883)
	(Premiums received $3,046,838)
	Put Options Written — (0.0)%
(4,482)	SPDR® S&P 500® ETF Trust	(270,062,910)	410.09	01/17/25	(100,531)
	(Premiums received $3,128,629)
	Total Written Options				(27,726,414)
	(Premiums received $6,175,467)
	Net Other Assets and Liabilities — (0.1)%				(166,288)
	Net Assets — 100.0%				$240,713,389

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$921,016	$921,016	$—	$—
Purchased Options	267,685,075	—	267,685,075	—
Total	$268,606,091	$921,016	$267,685,075	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(27,726,414)	$—	$(27,726,414)	$—

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,214,807	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,214,807
	(Cost $1,214,807)
	Total Investments — 0.4%	1,214,807
	(Cost $1,214,807)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.6%
	Call Options Purchased — 107.4%
5,005	SPDR® S&P 500® ETF Trust	$301,576,275	$5.02	02/21/25	298,747,799
	(Cost $249,679,953)
	Put Options Purchased — 0.2%
5,005	SPDR® S&P 500® ETF Trust	301,576,275	499.53	02/21/25	669,269
	(Cost $10,760,521)
	Total Purchased Options				299,417,068
	(Cost $260,440,474)
WRITTEN OPTIONS — (7.9)%
	Call Options Written — (7.8)%
(5,005)	SPDR® S&P 500® ETF Trust	(301,576,275)	569.26	02/21/25	(21,852,831)
	(Premiums received $4,483,167)
	Put Options Written — (0.1)%
(5,005)	SPDR® S&P 500® ETF Trust	(301,576,275)	424.60	02/21/25	(285,285)
	(Premiums received $3,524,099)
	Total Written Options				(22,138,116)
	(Premiums received $8,007,266)
	Net Other Assets and Liabilities — (0.1)%				(192,787)
	Net Assets — 100.0%				$278,300,972

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,214,807	$1,214,807	$—	$—
Purchased Options	299,417,068	—	299,417,068	—
Total	$300,631,875	$1,214,807	$299,417,068	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,138,116)	$—	$(22,138,116)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
301,216	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$301,216
	(Cost $301,216)
	Total Investments — 0.5%	301,216
	(Cost $301,216)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.8%
	Call Options Purchased — 104.3%
2,842	iShares Russell 2000 ETF	$68,739,454	$2.02	02/21/25	67,956,142
	(Cost $58,143,534)
	Put Options Purchased — 0.5%
2,842	iShares Russell 2000 ETF	68,739,454	201.66	02/21/25	298,382
	(Cost $3,495,597)
	Total Purchased Options				68,254,524
	(Cost $61,639,131)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (5.0)%
(2,842)	iShares Russell 2000 ETF	(68,739,454)	240.54	02/21/25	(3,281,345)
	(Premiums received $1,440,061)
	Put Options Written — (0.2)%
(2,842)	iShares Russell 2000 ETF	(68,739,454)	171.41	02/21/25	(104,415)
	(Premiums received $974,467)
	Total Written Options				(3,385,760)
	(Premiums received $2,414,528)
	Net Other Assets and Liabilities — (0.1)%				(43,686)
	Net Assets — 100.0%				$65,126,294

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$301,216	$301,216	$—	$—
Purchased Options	68,254,524	—	68,254,524	—
Total	$68,555,740	$301,216	$68,254,524	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,385,760)	$—	$(3,385,760)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 2.2%
$133,300	U.S. Treasury Bill	(a)	12/26/24	$132,896
133,300	U.S. Treasury Bill	(a)	01/23/25	132,449
266,600	U.S. Treasury Bill	(a)	02/20/25	264,007
	Total U.S. Treasury Bills			529,352
	(Cost $528,788)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
228,010	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (b)	228,010
	(Cost $228,010)
	Total Investments — 3.1%	757,362
	(Cost $756,798)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.9%
	Call Options Purchased — 115.4%
465	SPDR® S&P 500® ETF Trust	$28,018,575	$0.05	03/21/25	27,905,115
	(Cost $24,253,885)
	Put Options Purchased — 0.5%
465	SPDR® S&P 500® ETF Trust	28,018,575	512.89	03/21/25	120,900
	(Cost $893,006)
	Total Purchased Options				28,026,015
	(Cost $25,146,891)
WRITTEN OPTIONS — (19.0)%
	Call Options Written — (18.8)%
(465)	SPDR® S&P 500® ETF Trust	(28,018,575)	512.89	03/21/25	(4,541,190)
	(Premiums received $2,328,131)
	Put Options Written — (0.2)%
(465)	SPDR® S&P 500® ETF Trust	(28,018,575)	461.60	03/21/25	(62,775)
	(Premiums received $447,224)
	Total Written Options				(4,603,965)
	(Premiums received $2,775,355)
	Net Other Assets and Liabilities — (0.0)%				(8,579)
	Net Assets — 100.0%				$24,170,833

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of November 30, 2024.

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$529,352	$—	$529,352	$—
Money Market Funds	228,010	228,010	—	—
Total Investments	757,362	228,010	529,352	—
Purchased Options	28,026,015	—	28,026,015	—
Total	$28,783,377	$228,010	$28,555,367	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,603,965)	$—	$(4,603,965)	$—

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,596,979	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,596,979
	(Cost $1,596,979)
	Total Investments — 0.5%	1,596,979
	(Cost $1,596,979)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.9%
	Call Options Purchased — 105.5%
5,493	SPDR® S&P 500® ETF Trust	$330,980,715	$5.12	03/21/25	327,200,103
	(Cost $278,523,541)
	Put Options Purchased — 0.4%
5,493	SPDR® S&P 500® ETF Trust	330,980,715	509.85	03/21/25	1,347,268
	(Cost $12,684,942)
	Total Purchased Options				328,547,371
	(Cost $291,208,483)
WRITTEN OPTIONS — (6.3)%
	Call Options Written — (6.2)%
(5,493)	SPDR® S&P 500® ETF Trust	(330,980,715)	583.11	03/21/25	(19,171,064)
	(Premiums received $5,039,663)
	Put Options Written — (0.1)%
(5,493)	SPDR® S&P 500® ETF Trust	(330,980,715)	433.38	03/21/25	(539,578)
	(Premiums received $4,183,363)
	Total Written Options				(19,710,642)
	(Premiums received $9,223,026)
	Net Other Assets and Liabilities — (0.1)%				(199,636)
	Net Assets — 100.0%				$310,234,072

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,596,979	$1,596,979	$—	$—
Purchased Options	328,547,371	—	328,547,371	—
Total	$330,144,350	$1,596,979	$328,547,371	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,710,642)	$—	$(19,710,642)	$—

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,216,874	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,216,874
	(Cost $1,216,874)
	Total Investments — 0.6%	1,216,874
	(Cost $1,216,874)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.9%
	Call Options Purchased — 108.4%
3,908	SPDR® S&P 500® ETF Trust	$235,476,540	$4.97	04/17/25	232,962,523
	(Cost $192,376,765)
	Put Options Purchased — 0.5%
3,908	SPDR® S&P 500® ETF Trust	235,476,540	495.18	04/17/25	1,022,880
	(Cost $9,068,434)
	Total Purchased Options				233,985,403
	(Cost $201,445,199)
WRITTEN OPTIONS — (9.4)%
	Call Options Written — (9.2)%
(3,908)	SPDR® S&P 500® ETF Trust	(235,476,540)	568.61	04/17/25	(19,815,592)
	(Premiums received $4,376,536)
	Put Options Written — (0.2)%
(3,908)	SPDR® S&P 500® ETF Trust	(235,476,540)	420.91	04/17/25	(438,712)
	(Premiums received $3,186,928)
	Total Written Options				(20,254,304)
	(Premiums received $7,563,464)
	Net Other Assets and Liabilities — (0.1)%				(144,649)
	Net Assets — 100.0%				$214,803,324

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,216,874	$1,216,874	$—	$—
Purchased Options	233,985,403	—	233,985,403	—
Total	$235,202,277	$1,216,874	$233,985,403	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(20,254,304)	$—	$(20,254,304)	$—

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,639,106	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,639,106
	(Cost $1,639,106)
	Total Investments — 0.7%	1,639,106
	(Cost $1,639,106)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.8%
	Call Options Purchased — 103.9%
4,341	SPDR® S&P 500® ETF Trust	$261,566,955	$5.31	05/16/25	258,755,940
	(Cost $226,654,177)
	Put Options Purchased — 0.9%
4,341	SPDR® S&P 500® ETF Trust	261,566,955	529.47	05/16/25	2,265,221
	(Cost $10,302,663)
	Total Purchased Options				261,021,161
	(Cost $236,956,840)
WRITTEN OPTIONS — (5.4)%
	Call Options Written — (5.1)%
(4,341)	SPDR® S&P 500® ETF Trust	(261,566,955)	601.42	05/16/25	(12,592,069)
	(Premiums received $3,647,217)
	Put Options Written — (0.3)%
(4,341)	SPDR® S&P 500® ETF Trust	(261,566,955)	450.05	05/16/25	(858,476)
	(Premiums received $3,255,994)
	Total Written Options				(13,450,545)
	(Premiums received $6,903,211)
	Net Other Assets and Liabilities — (0.1)%				(170,277)
	Net Assets — 100.0%				$249,039,445

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,639,106	$1,639,106	$—	$—
Purchased Options	261,021,161	—	261,021,161	—
Total	$262,660,267	$1,639,106	$261,021,161	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,450,545)	$—	$(13,450,545)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
518,870	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$518,870
	(Cost $518,870)
	Total Investments — 0.7%	518,870
	(Cost $518,870)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.1%
	Call Options Purchased — 104.7%
3,272	iShares Russell 2000 ETF	$79,139,864	$2.08	05/16/25	78,138,730
	(Cost $66,872,798)
	Put Options Purchased — 1.4%
3,272	iShares Russell 2000 ETF	79,139,864	208.08	05/16/25	1,019,850
	(Cost $4,364,646)
	Total Purchased Options				79,158,580
	(Cost $71,237,444)
WRITTEN OPTIONS — (6.7)%
	Call Options Written — (6.2)%
(3,272)	iShares Russell 2000 ETF	(79,139,864)	245.39	05/16/25	(4,626,935)
	(Premiums received $1,487,095)
	Put Options Written — (0.5)%
(3,272)	iShares Russell 2000 ETF	(79,139,864)	176.87	05/16/25	(359,626)
	(Premiums received $1,464,671)
	Total Written Options				(4,986,561)
	(Premiums received $2,951,766)
	Net Other Assets and Liabilities — (0.1)%				(52,723)
	Net Assets — 100.0%				$74,638,166

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$518,870	$518,870	$—	$—
Purchased Options	79,158,580	—	79,158,580	—
Total	$79,677,450	$518,870	$79,158,580	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,986,561)	$—	$(4,986,561)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 3.7%
$28,700	U.S. Treasury Bill	(a)	12/26/24	$28,613
28,700	U.S. Treasury Bill	(a)	01/23/25	28,517
28,700	U.S. Treasury Bill	(a)	02/20/25	28,421
28,700	U.S. Treasury Bill	(a)	03/20/25	28,327
28,700	U.S. Treasury Bill	(a)	04/17/25	28,233
28,700	U.S. Treasury Bill	(a)	05/15/25	28,138
28,700	U.S. Treasury Bill	(a)	06/12/25	28,058
	Total U.S. Treasury Bills			198,307
	(Cost $198,129)
	Total Investments — 3.7%			198,307
	(Cost $198,129)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.0%
	Call Options Purchased — 108.6%
98	SPDR® S&P 500® ETF Trust	$5,904,990	$0.05	06/20/25	5,878,931
	(Cost $5,312,899)
	Put Options Purchased — 1.4%
98	SPDR® S&P 500® ETF Trust	5,904,990	544.54	06/20/25	78,749
	(Cost $233,602)
	Total Purchased Options				5,957,680
	(Cost $5,546,501)
WRITTEN OPTIONS — (14.8)%
	Call Options Written — (14.1)%
(98)	SPDR® S&P 500® ETF Trust	(5,904,990)	544.54	06/20/25	(761,623)
	(Premiums received $440,416)
	Put Options Written — (0.7)%
(98)	SPDR® S&P 500® ETF Trust	(5,904,990)	490.09	06/20/25	(39,377)
	(Premiums received $119,643)
	Total Written Options				(801,000)
	(Premiums received $560,059)
	Net Other Assets and Liabilities — 1.1%				59,985
	Net Assets — 100.0%				$5,414,972

(a)	Zero coupon security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$198,307	$—	$198,307	$—
Purchased Options	5,957,680	—	5,957,680	—
Total	$6,155,987	$—	$6,155,987	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(801,000)	$—	$(801,000)	$—

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,726,336	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$3,726,336
	(Cost $3,726,336)
	Total Investments — 0.8%	3,726,336
	(Cost $3,726,336)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.6%
	Call Options Purchased — 102.2%
8,577	SPDR® S&P 500® ETF Trust	$516,807,135	$5.47	06/20/25	509,999,999
	(Cost $459,985,160)
	Put Options Purchased — 1.4%
8,577	SPDR® S&P 500® ETF Trust	516,807,135	544.53	06/20/25	6,891,276
	(Cost $21,600,014)
	Total Purchased Options				516,891,275
	(Cost $481,585,174)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (3.8)%
(8,577)	SPDR® S&P 500® ETF Trust	(516,807,135)	618.04	06/20/25	(18,819,653)
	(Premiums received $8,743,320)
	Put Options Written — (0.5)%
(8,577)	SPDR® S&P 500® ETF Trust	(516,807,135)	462.85	06/20/25	(2,532,102)
	(Premiums received $6,837,958)
	Total Written Options				(21,351,755)
	(Premiums received $15,581,278)
	Net Other Assets and Liabilities — (0.1)%				(263,157)
	Net Assets — 100.0%				$499,002,699

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,726,336	$3,726,336	$—	$—
Purchased Options	516,891,275	—	516,891,275	—
Total	$520,617,611	$3,726,336	$516,891,275	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,351,755)	$—	$(21,351,755)	$—

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,700,562	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,700,562
	(Cost $2,700,562)
	Total Investments — 0.8%	2,700,562
	(Cost $2,700,562)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.9%
	Call Options Purchased — 102.2%
5,753	SPDR® S&P 500® ETF Trust	$346,647,015	$5.51	07/18/25	342,125,215
	(Cost $310,867,371)
	Put Options Purchased — 1.7%
5,753	SPDR® S&P 500® ETF Trust	346,647,015	549.01	07/18/25	5,533,753
	(Cost $15,060,019)
	Total Purchased Options				347,658,968
	(Cost $325,927,390)
WRITTEN OPTIONS — (4.6)%
	Call Options Written — (4.0)%
(5,753)	SPDR® S&P 500® ETF Trust	(346,647,015)	621.31	07/18/25	(13,327,687)
	(Premiums received $6,050,054)
	Put Options Written — (0.6)%
(5,753)	SPDR® S&P 500® ETF Trust	(346,647,015)	466.66	07/18/25	(2,068,434)
	(Premiums received $5,172,701)
	Total Written Options				(15,396,121)
	(Premiums received $11,222,755)
	Net Other Assets and Liabilities — (0.1)%				(189,949)
	Net Assets — 100.0%				$334,773,460

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,700,562	$2,700,562	$—	$—
Purchased Options	347,658,968	—	347,658,968	—
Total	$350,359,530	$2,700,562	$347,658,968	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,396,121)	$—	$(15,396,121)	$—

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,846,694	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,846,694
	(Cost $1,846,694)
	Total Investments — 0.9%	1,846,694
	(Cost $1,846,694)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.5%
	Call Options Purchased — 102.5%
3,693	SPDR® S&P 500® ETF Trust	$222,521,715	$5.56	08/15/25	219,681,355
	(Cost $201,293,063)
	Put Options Purchased — 2.0%
3,693	SPDR® S&P 500® ETF Trust	222,521,715	554.33	08/15/25	4,211,534
	(Cost $9,794,921)
	Total Purchased Options				223,892,889
	(Cost $211,087,984)
WRITTEN OPTIONS — (5.3)%
	Call Options Written — (4.6)%
(3,693)	SPDR® S&P 500® ETF Trust	(222,521,715)	621.24	08/15/25	(9,772,934)
	(Premiums received $3,441,067)
	Put Options Written — (0.7)%
(3,693)	SPDR® S&P 500® ETF Trust	(222,521,715)	471.18	08/15/25	(1,605,162)
	(Premiums received $4,182,148)
	Total Written Options				(11,378,096)
	(Premiums received $7,623,215)
	Net Other Assets and Liabilities — (0.1)%				(128,847)
	Net Assets — 100.0%				$214,232,640

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,846,694	$1,846,694	$—	$—
Purchased Options	223,892,889	—	223,892,889	—
Total	$225,739,583	$1,846,694	$223,892,889	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,378,096)	$—	$(11,378,096)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
720,010	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$720,010
	(Cost $720,010)
	Total Investments — 0.9%	720,010
	(Cost $720,010)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.3%
	Call Options Purchased — 104.9%
3,539	iShares Russell 2000 ETF	$85,597,793	$2.13	08/15/25	84,358,081
	(Cost $74,830,238)
	Put Options Purchased — 2.4%
3,539	iShares Russell 2000 ETF	85,597,793	212.60	08/15/25	1,925,039
	(Cost $4,759,483)
	Total Purchased Options				86,283,120
	(Cost $79,589,721)
WRITTEN OPTIONS — (8.1)%
	Call Options Written — (7.2)%
(3,539)	iShares Russell 2000 ETF	(85,597,793)	249.32	08/15/25	(5,834,855)
	(Premiums received $2,620,054)
	Put Options Written — (0.9)%
(3,539)	iShares Russell 2000 ETF	(85,597,793)	180.71	08/15/25	(700,439)
	(Premiums received $1,670,932)
	Total Written Options				(6,535,294)
	(Premiums received $4,290,986)
	Net Other Assets and Liabilities — (0.1)%				(51,227)
	Net Assets — 100.0%				$80,416,609

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$720,010	$720,010	$—	$—
Purchased Options	86,283,120	—	86,283,120	—
Total	$87,003,130	$720,010	$86,283,120	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,535,294)	$—	$(6,535,294)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
November 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 4.7%
$395,400	U.S. Treasury Bill	(a)	01/02/25	$393,871
395,400	U.S. Treasury Bill	(a)	01/30/25	392,519
395,400	U.S. Treasury Bill	(a)	02/27/25	391,217
395,400	U.S. Treasury Bill	(a)	03/20/25	390,260
395,400	U.S. Treasury Bill	(a)	04/17/25	388,968
395,400	U.S. Treasury Bill	(a)	05/15/25	387,659
395,400	U.S. Treasury Bill	(a)	06/12/25	386,559
395,400	U.S. Treasury Bill	(a)	07/10/25	385,330
395,400	U.S. Treasury Bill	(a)	08/07/25	384,103
395,400	U.S. Treasury Bill	(a)	09/04/25	382,751
	Total U.S. Treasury Bills			3,883,237
	(Cost $3,888,074)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
1,029,748	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (b)	1,029,748
	(Cost $1,029,748)
	Total Investments — 6.0%	4,912,985
	(Cost $4,917,822)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.1%
	Call Options Purchased — 104.5%
1,434	SPDR® S&P 500® ETF Trust	$86,405,670	$0.06	09/19/25	85,900,286
	(Cost $80,164,029)
	Put Options Purchased — 2.6%
1,434	SPDR® S&P 500® ETF Trust	86,405,670	568.24	09/19/25	2,159,274
	(Cost $4,033,745)
	Total Purchased Options				88,059,560
	(Cost $84,197,774)
WRITTEN OPTIONS — (13.0)%
	Call Options Written — (11.6)%
(1,434)	SPDR® S&P 500® ETF Trust	(86,405,670)	568.24	09/19/25	(9,574,058)
	(Premiums received $5,906,798)
	Put Options Written — (1.4)%
(1,434)	SPDR® S&P 500® ETF Trust	(86,405,670)	511.42	09/19/25	(1,142,081)
	(Premiums received $2,149,215)
	Total Written Options				(10,716,139)
	(Premiums received $8,056,013)
	Net Other Assets and Liabilities — (0.1)%				(54,484)
	Net Assets — 100.0%				$82,201,922

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of November 30, 2024.

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$3,883,237	$—	$3,883,237	$—
Money Market Funds	1,029,748	1,029,748	—	—
Total Investments	4,912,985	1,029,748	3,883,237	—
Purchased Options	88,059,560	—	88,059,560	—
Total	$92,972,545	$1,029,748	$91,942,797	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,716,139)	$—	$(10,716,139)	$—

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,410,658	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,410,658
	(Cost $2,410,658)
	Total Investments — 1.0%	2,410,658
	(Cost $2,410,658)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 101.5%
4,278	SPDR® S&P 500® ETF Trust	$257,770,890	$5.70	09/19/25	253,939,427
	(Cost $238,600,090)
	Put Options Purchased — 2.6%
4,278	SPDR® S&P 500® ETF Trust	257,770,890	568.27	09/19/25	6,443,866
	(Cost $11,903,745)
	Total Purchased Options				260,383,293
	(Cost $250,503,835)
WRITTEN OPTIONS — (5.0)%
	Call Options Written — (4.0)%
(4,278)	SPDR® S&P 500® ETF Trust	(257,770,890)	632.48	09/19/25	(9,945,409)
	(Premiums received $4,108,579)
	Put Options Written — (1.0)%
(4,278)	SPDR® S&P 500® ETF Trust	(257,770,890)	483.03	09/19/25	(2,485,603)
	(Premiums received $5,377,079)
	Total Written Options				(12,431,012)
	(Premiums received $9,485,658)
	Net Other Assets and Liabilities — (0.1)%				(163,760)
	Net Assets — 100.0%				$250,199,179

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,410,658	$2,410,658	$—	$—
Purchased Options	260,383,293	—	260,383,293	—
Total	$262,793,951	$2,410,658	$260,383,293	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,431,012)	$—	$(12,431,012)	$—

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,171,520	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,171,520
	(Cost $2,171,520)
	Total Investments — 1.0%	2,171,520
	(Cost $2,171,520)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 99.8%
3,510	SPDR® S&P 500® ETF Trust	$211,495,050	$5.87	10/17/25	208,455,846
	(Cost $200,799,205)
	Put Options Purchased — 3.3%
3,510	SPDR® S&P 500® ETF Trust	211,495,050	584.61	10/17/25	6,739,762
	(Cost $9,875,901)
	Total Purchased Options				215,195,608
	(Cost $210,675,106)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (2.8)%
(3,510)	SPDR® S&P 500® ETF Trust	(211,495,050)	652.77	10/17/25	(5,829,268)
	(Premiums received $4,114,792)
	Put Options Written — (1.2)%
(3,510)	SPDR® S&P 500® ETF Trust	(211,495,050)	496.92	10/17/25	(2,593,679)
	(Premiums received $3,944,872)
	Total Written Options				(8,422,947)
	(Premiums received $8,059,664)
	Net Other Assets and Liabilities — (0.1)%				(122,158)
	Net Assets — 100.0%				$208,822,023

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,171,520	$2,171,520	$—	$—
Purchased Options	215,195,608	—	215,195,608	—
Total	$217,367,128	$2,171,520	$215,195,608	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,422,947)	$—	$(8,422,947)	$—

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
2,971,675	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,971,675
	(Cost $2,971,675)
	Total Investments — 1.1%	2,971,675
	(Cost $2,971,675)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 99.9%
4,542	SPDR® S&P 500® ETF Trust	$273,678,210	$5.88	11/21/25	269,883,006
	(Cost $261,406,465)
	Put Options Purchased — 3.5%
4,542	SPDR® S&P 500® ETF Trust	273,678,210	585.77	11/21/25	9,354,794
	(Cost $12,345,579)
	Total Purchased Options				279,237,800
	(Cost $273,752,044)
WRITTEN OPTIONS — (4.5)%
	Call Options Written — (3.1)%
(4,542)	SPDR® S&P 500® ETF Trust	(273,678,210)	656.76	11/21/25	(8,254,994)
	(Premiums received $5,507,956)
	Put Options Written — (1.4)%
(4,542)	SPDR® S&P 500® ETF Trust	(273,678,210)	497.91	11/21/25	(3,753,691)
	(Premiums received $4,792,041)
	Total Written Options				(12,008,685)
	(Premiums received $10,299,997)
	Net Other Assets and Liabilities — (0.0)%				(129,836)
	Net Assets — 100.0%				$270,070,954

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,971,675	$2,971,675	$—	$—
Purchased Options	279,237,800	—	279,237,800	—
Total	$282,209,475	$2,971,675	$279,237,800	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,008,685)	$—	$(12,008,685)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
608,408	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$608,408
	(Cost $608,408)
	Total Investments — 1.1%	608,408
	(Cost $608,408)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 101.6%
2,353	iShares Russell 2000 ETF	$56,912,011	$2.28	11/21/25	55,904,927
	(Cost $52,838,337)
	Put Options Purchased — 4.8%
2,353	iShares Russell 2000 ETF	56,912,011	228.48	11/21/25	2,633,007
	(Cost $3,591,018)
	Total Purchased Options				58,537,934
	(Cost $56,429,355)
WRITTEN OPTIONS — (7.5)%
	Call Options Written — (5.7)%
(2,353)	iShares Russell 2000 ETF	(56,912,011)	266.45	11/21/25	(3,105,960)
	(Premiums received $1,797,846)
	Put Options Written — (1.8)%
(2,353)	iShares Russell 2000 ETF	(56,912,011)	194.21	11/21/25	(997,672)
	(Premiums received $1,344,494)
	Total Written Options				(4,103,632)
	(Premiums received $3,142,340)
	Net Other Assets and Liabilities — (0.0)%				(11,349)
	Net Assets — 100.0%				$55,031,361

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$608,408	$608,408	$—	$—
Purchased Options	58,537,934	—	58,537,934	—
Total	$59,146,342	$608,408	$58,537,934	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,103,632)	$—	$(4,103,632)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
272,109	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$272,109
	(Cost $272,109)
	Total Investments — 1.4%	272,109
	(Cost $272,109)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 126.8%
	Call Options Purchased — 126.8%
432	SPDR® S&P 500® ETF Trust	$26,030,160	$0.05	12/20/24	25,953,191
	(Cost $20,824,007)
	Put Options Purchased — 0.0%
432	SPDR® S&P 500® ETF Trust	26,030,160	469.36	12/20/24	6,588
	(Cost $704,872)
	Total Purchased Options				25,959,779
	(Cost $21,528,879)
WRITTEN OPTIONS — (28.1)%
	Call Options Written — (28.1)%
(432)	SPDR® S&P 500® ETF Trust	(26,030,160)	469.36	12/20/24	(5,744,675)
	(Premiums received $2,146,002)
	Put Options Written — (0.0)%
(432)	SPDR® S&P 500® ETF Trust	(26,030,160)	422.43	12/20/24	(3,171)
	(Premiums received $363,765)
	Total Written Options				(5,747,846)
	(Premiums received $2,509,767)
	Net Other Assets and Liabilities — (0.1)%				(13,990)
	Net Assets — 100.0%				$20,470,052

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$272,109	$272,109	$—	$—
Purchased Options	25,959,779	—	25,959,779	—
Total	$26,231,888	$272,109	$25,959,779	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,747,846)	$—	$(5,747,846)	$—

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
411,227	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$411,227
	(Cost $411,227)
	Total Investments — 0.3%	411,227
	(Cost $411,227)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.3%
	Call Options Purchased — 113.2%
2,624	SPDR® S&P 500® ETF Trust	$158,109,120	$4.71	12/20/24	156,423,804
	(Cost $128,399,465)
	Put Options Purchased — 0.1%
2,624	SPDR® S&P 500® ETF Trust	158,109,120	469.35	12/20/24	39,990
	(Cost $5,297,496)
	Total Purchased Options				156,463,794
	(Cost $133,696,961)
WRITTEN OPTIONS — (13.5)%
	Call Options Written — (13.5)%
(2,624)	SPDR® S&P 500® ETF Trust	(158,109,120)	531.82	12/20/24	(18,604,291)
	(Premiums received $3,060,481)
	Put Options Written — (0.0)%
(2,624)	SPDR® S&P 500® ETF Trust	(158,109,120)	398.95	12/20/24	(12,753)
	(Premiums received $1,416,519)
	Total Written Options				(18,617,044)
	(Premiums received $4,477,000)
	Net Other Assets and Liabilities — (0.1)%				(95,808)
	Net Assets — 100.0%				$138,162,169

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$411,227	$411,227	$—	$—
Purchased Options	156,463,794	—	156,463,794	—
Total	$156,875,021	$411,227	$156,463,794	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,617,044)	$—	$(18,617,044)	$—

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
617,668	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	$23,792,571
638,554	FT Vest U.S. Equity Moderate Buffer ETF - February (b)	23,837,093
635,167	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	23,869,830
634,793	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	23,817,497
644,999	FT Vest U.S. Equity Moderate Buffer ETF - May (b)	23,946,039
659,212	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	23,943,898
648,300	FT Vest U.S. Equity Moderate Buffer ETF - July (b)	23,958,056
674,433	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	23,942,372
678,106	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	23,943,923
677,721	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	23,970,992
679,475	FT Vest U.S. Equity Moderate Buffer ETF - November (b)	23,975,276
704,577	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	23,733,817
	Total Exchange-Traded Funds	286,731,364
	(Cost $272,391,918)
MONEY MARKET FUNDS — 0.0%
64,312	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (c)	64,312
	(Cost $64,312)

	Total Investments — 100.0%	286,795,676
	(Cost $272,456,230)
	Net Other Assets and Liabilities — (0.0)%	(22,348)
	Net Assets — 100.0%	$286,773,328

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 286,731,364	$ 286,731,364	$ —	$ —
Money Market Funds	64,312	64,312	—	—
Total Investments	$286,795,676	$286,795,676	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 1, 2024 to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
FT Vest U.S. Equity Moderate Buffer ETF - January	617,668	$19,087,956	$5,827,306	$(1,660,425)	$410,431	$127,303	$23,792,571	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	638,554	19,109,154	5,791,062	(1,745,945)	545,128	137,694	23,837,093	—
FT Vest U.S. Equity Moderate Buffer ETF - March	635,167	19,107,448	5,792,064	(1,786,292)	624,453	132,157	23,869,830	—
FT Vest U.S. Equity Moderate Buffer ETF - April	634,793	19,101,228	5,785,885	(1,732,303)	502,966	159,721	23,817,497	—
FT Vest U.S. Equity Moderate Buffer ETF - May	644,999	19,100,191	5,797,320	(1,737,989)	663,722	122,795	23,946,039	—
FT Vest U.S. Equity Moderate Buffer ETF - June	659,212	19,140,170	5,805,118	(1,820,828)	689,659	129,779	23,943,898	—
FT Vest U.S. Equity Moderate Buffer ETF - July	648,300	19,116,067	5,805,781	(1,796,417)	683,507	149,118	23,958,056	—
FT Vest U.S. Equity Moderate Buffer ETF - August	674,433	19,126,803	5,798,472	(1,702,995)	601,287	118,805	23,942,372	—
FT Vest U.S. Equity Moderate Buffer ETF - September	678,106	19,053,114	5,870,407	(1,662,868)	577,320	105,950	23,943,923	—
FT Vest U.S. Equity Moderate Buffer ETF - October	677,721	19,072,437	6,012,439	(1,657,032)	452,791	90,357	23,970,992	—
FT Vest U.S. Equity Moderate Buffer ETF - November	679,475	19,077,702	5,911,651	(1,659,457)	543,035	102,345	23,975,276	—
FT Vest U.S. Equity Moderate Buffer ETF - December	704,577	19,095,837	5,833,009	(1,661,401)	352,094	114,278	23,733,817	—
		$229,188,107	$70,030,514	$(20,623,952)	$6,646,393	$1,490,302	$286,731,364	$—

FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
456,365	FT Vest U.S. Small Cap Moderate Buffer ETF - February (b)	$10,247,767
397,280	FT Vest U.S. Small Cap Moderate Buffer ETF - May (b)	10,224,001
418,680	FT Vest U.S. Small Cap Moderate Buffer ETF - August (b)	10,203,315
426,830	FT Vest U.S. Small Cap Moderate Buffer ETF - November (b)	10,231,115
	Total Exchange-Traded Funds	40,906,198
	(Cost $39,038,137)
MONEY MARKET FUNDS — 0.0%
12,786	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (c)	12,786
	(Cost $12,786)

	Total Investments — 100.0%	40,918,984
	(Cost $39,050,923)
	Net Other Assets and Liabilities — (0.0)%	(2,693)
	Net Assets — 100.0%	$40,916,291

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 40,906,198	$ 40,906,198	$ —	$ —
Money Market Funds	12,786	12,786	—	—
Total Investments	$40,918,984	$40,918,984	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 1, 2024 to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
FT Vest U.S. Small Cap Moderate Buffer ETF - February	456,365	$2,626,959	$7,304,506	$(73,404)	$391,440	$(1,734)	$10,247,767	$—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	397,280	2,616,749	7,270,350	—	336,902	—	10,224,001	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	418,680	2,614,418	7,286,119	—	302,778	—	10,203,315	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	426,830	2,617,175	7,240,959	—	372,981	—	10,231,115	—
		$10,475,301	$29,101,934	$(73,404)	$1,404,101	$(1,734)	$40,906,198	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.